WARRANT LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands						3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
	Jan. 04, 2024 $ / shares shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Nov. 02, 2022 $ / shares shares	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)		Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)	Jan. 04, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Gain (loss) on revaluation of warrant liability						$ 2,830			$ (539)	[1]		$ (905)	$ 3,236	[1]
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares	561,260															561,260
Warrants exercise price | (per share)	$ 3.75															$ 5.13
Warrants exercisable term	2 years
Warrants volatility rate	107.00%
Warrants risk-free interest rate	3.92%
Warrants, expected life	2 years
Warrants, fair value share price | $ / shares																$ 4.50
Warrant liability						1,240			(237)			28	657
Gain (loss) on revaluation of warrant liability						1,240	$ 1,292	$ 24
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares		259,156
Warrants exercise price | $ / shares		$ 5.125
Warrants exercisable term		2 years
Warrants volatility rate		107.00%
Warrants risk-free interest rate		4.19%
Warrants, expected life		2 years
Warrants, fair value share price | $ / shares		$ 4.05
Warrant liability						403			(108)			25	353
Gain (loss) on revaluation of warrant liability						403	463	35
June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares			763,654
Warrants exercise price | $ / shares			$ 7.325
Warrants exercisable term			2 years
Warrants volatility rate			99.00%
Warrants risk-free interest rate			4.45%
Warrants, expected life			2 years
Warrants, fair value share price | $ / shares			$ 7.475
Warrant liability												552
Gain (loss) on revaluation of warrant liability						870		318	150				934
March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares				356,711
Warrants exercise price | $ / shares				$ 5.875
Warrants exercisable term				2 years
Warrants volatility rate				93.00%
Warrants risk-free interest rate				3.62%
Warrants, expected life				2 years
Warrants, fair value share price | $ / shares				$ 4.35
Gain (loss) on revaluation of warrant liability									34		$ 37		490
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares					595,666
Warrants exercise price | $ / shares					$ 5.875
Warrants exercisable term					2 years
Warrants volatility rate					110.00%
Warrants risk-free interest rate					3.94%
Warrants, expected life					2 years
Warrants, fair value share price | $ / shares					$ 3.90
Warrant liability						1,223			$ (2)			$ 227	$ 803
Gain (loss) on revaluation of warrant liability						$ 1,223	$ 1,510	$ 60							$ 2,269

[1]	Reclassified due to discontinued operations.